Net Finance Costs - Summary of Net Finance Costs (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interest income under the effective interest method on:
Net change in fair value of financial assets and liabilities	$ (46)	$ (133)
Finance income	102	32
Finance costs	(63)	(72)
Net finance costs	$ (7)	$ (173)